PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Reduction to fully depreciated equipment and leasehold improvements that are no longer in use	$ 60	$ 18,718	$ 732
Depreciation expenses	9,850	10,067	9,874
Capital losses on disposal of abandoned assets primarily attributed to office and furniture group	181	461	275
Lease gross income	$ 5,802	$ 5,770	$ 6,150